Financial instruments, Liabilities - Subsidiary Preferred Shares, Sensitivity (Details) - Subsidiary Preferred Shares - Level 3 of fair value hierarchy [member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Subsidiary Enterprise Value
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Sensitivity Range	(2.00%)
Sensitivity Range	2.00%
Financial Liability Increase/ (Decrease)	$ (2,146)
Financial Liability Increase/ (Decrease)	2,194
Time to Liquidity
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Financial Liability Increase/ (Decrease)	5,815
Financial Liability Increase/ (Decrease)	$ (5,437)
Sensitivity Range	6 months
Sensitivity Range	6 months
Discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Sensitivity Range	(5.00%)
Sensitivity Range	5.00%
Financial Liability Increase/ (Decrease)	$ 12,227
Financial Liability Increase/ (Decrease)	$ (5,779)